Offsetting of Financial Assets and Liabilities - Summary of Offsetting of Financial Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	¥ 14,076,436	¥ 14,838,697
Financial assets, Gross amounts offset in statement of financial position	(1,699,462)	(1,850,330)
Financial assets, Net amounts presented in statement of financial position	12,376,974	12,988,367
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(10,458,050)	(11,116,509)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(479,814)	(318,106)
Financial assets, Net amounts	1,439,110	1,553,752
Financial liabilities, Gross amounts of recognized financial assets and liabilities	17,404,249	15,339,320
Financial liabilities, Gross amounts offset in statement of financial position	(1,883,640)	(2,025,120)
Financial liabilities, Net amounts presented in statement of financial position	15,520,609	13,314,200
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(14,029,125)	(11,618,344)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(587,693)	(719,483)
Financial liabilities, Net amounts	903,791	976,373
Repurchase agreements and cash collateral on securities lent [Member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	12,877,484	10,160,409
Financial liabilities, Gross amounts offset in statement of financial position	(854,891)	(735,903)
Financial liabilities, Net amounts presented in statement of financial position	12,022,593	9,424,506
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(12,019,290)	(9,410,305)
Financial liabilities, Net amounts	3,303	14,201
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial liabilities, Gross amounts of recognized financial assets and liabilities	4,526,765	5,178,911
Financial liabilities, Gross amounts offset in statement of financial position	(1,028,749)	(1,289,217)
Financial liabilities, Net amounts presented in statement of financial position	3,498,016	3,889,694
Financial liabilities, Related amounts not offset in statement of financial position, Financial instruments	(2,009,835)	(2,208,039)
Financial liabilities, Related amounts not offset in statement of financial position, Cash collateral	(587,693)	(719,483)
Financial liabilities, Net amounts	900,488	962,172
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	9,346,594	9,660,288
Financial assets, Gross amounts offset in statement of financial position	(854,891)	(735,903)
Financial assets, Net amounts presented in statement of financial position	8,491,703	8,924,385
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(8,458,707)	(8,889,400)
Financial assets, Net amounts	32,996	34,985
Derivative financial assets [member]
Disclosure of offsetting of financial assets and liabilities [Line Items]
Financial assets, Gross amounts of recognized financial assets and liabilities	4,729,842	5,178,409
Financial assets, Gross amounts offset in statement of financial position	(844,571)	(1,114,427)
Financial assets, Net amounts presented in statement of financial position	3,885,271	4,063,982
Financial assets, Related amounts not offset in statement of financial position, Financial instruments	(1,999,343)	(2,227,109)
Financial assets, Related amounts not offset in statement of financial position, Cash collateral	(479,814)	(318,106)
Financial assets, Net amounts	¥ 1,406,114	¥ 1,518,767